Share-based compensation	12 Months Ended
Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
19.	Share-based compensation

ANFI has adopted and approved the 2012 Omnibus Securities and Incentive Plan, or 2012 Plan and also 2017 Omnibus Securities and Incentive Plan or 2017 Plan, (collectively “The Plan”). The Plan is a comprehensive incentive compensation plan under which the management can grant equity-based and other incentive awards to officers, employees, directors and consultants and advisers to ANFI and its subsidiaries.

The 2012 Plan is administered by the compensation committee of the Board of Directors.

The 2012 Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing, to key management employees and non-employee directors of, and non-employee consultants of, ANFI or any of its subsidiaries. However, incentive share options awards are solely for employees of the Group. The Group had reserved a total of 3,962,826 ordinary shares for issuance as or under awards to be made under the Plan. ANFI reserved a total of 4,500,000 ordinary shares for issuance as or under awards to be made under the 2017 Plan.

Details of Share authorized for share based compensation as per 2012 & 2017 Omnibus Securities and Incentive Plan	No. of Shares
Shares authorized for share-based compensation	3,962,826
Less: Share awards granted during the year ended March 31, 2013	(11,000)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2013	3,951,826
Less: Share awards granted during the year ended March 31, 2014	(3,997)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2014	3,947,829
Less: Share awards granted during the year ended March 31, 2015	(105,167)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2015	3,842,662
Less: Share awards granted during the year ended March 31, 2016	(179,334)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2016	3,663,328
Less: Share awards granted during the year ended March 31, 2017	(2,233,264)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2017	1,430,064
Add: Shares authorized for share-based compensation (2017 omnibus plan)	4,500,000
Less: Share awards granted during the year ended March 31, 2018	(3,744,198)
Shares authorized for share-based compensation (Net of shares already granted to directors) as on March 31, 2018	2,185,866

On June 14, 2012, the Company entered into an employment agreement with its Chairman, Karan A. Chanana. The Agreement had an initial term of 5 years after which the Agreement renews each year. The agreement may be terminated by either party by providing written notice to the other party at least thirty days before the end of the term. The Company is presently in negotiations with Mr. Chanana concerning the terms of his employment. Post the Board meeting of October 21, 2017, Karan A. Chanana continues to serve the business in the capacity of the Chairman and CEO. However, pending a documented agreement, he has not been remunerated/ paid remuneration as the Chief Executive Officer during the fiscal 2017-18.

19.1 Share awards

On June 14, 2012, the Company entered into an employment agreement with its Chairman, Karan A. Chanana. The Agreement had an initial term of 5 years after which the Agreement renews each year. The agreement may be terminated by either party by providing written notice to the other party at least thirty days before the end of the term. The Company is presently in negotiations with Mr. Chanana concerning the terms of his employment. Post the Board meeting of October 21, 2017, Karan A. Chanana continues to serve the business in the capacity of the Chairman and CEO. However, pending a documented agreement, he has not been remunerated/ paid remuneration as the Chief Executive Officer during the fiscal 2017-18.

We have created a provision for share compensation reserve of $536,000 in respect of 100,000 share awards granted to ANFI Chairman in Fiscal 2018 as approved by the Board in the meeting concluded in October 2017.

19.2 Share options

a)	Mr. Karan A. Chanana (ANFI’s Chairman)

ANFI has not granted* any share options to Mr. Karan A. Chanana (ANFI’s Chairman and Chief Executive Officer) during fiscal 2017-18. Details of share options granted historically to Mr. Karan A. Chanana are as below:

For the period ended	March 31, 2018	March 31, 2017		March 31, 2016
No. of share options granted	-	375,899		367,749
Exercise price	-	$10		$10
Grant date	-	July 15, 2016		July 7, 2015
Exercise period	-	10 years		10 years
Valuation model used	-	Binomial		Binomial
Share based compensation recognized in profit or loss	-	$853,776	#	$1,890,910

# These share options (fair value of $853,776 as on the grant date) have been granted as on July 15, 2016, after the end of fiscal 2016; hence it was a non-adjusting event for the year ended March 31, 2016. Since these share options vested immediately as on the grant date of July 15, 2016, accordingly, a corresponding expense of $853,776 has been charged to Profit or loss for the year ended on March 31, 2017.

* These share options were originally granted for vesting on a monthly basis over a period of four years from the grant date. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted. This vesting period has been amended by the Compensation Committee and approved by the Board on December 9, 2013 which makes the options immediately exercisable. Consequent to this amendment, the unamortized amount of $1,916,226 (included in $2,679,848) has been charged to profit or loss for the year ended March 31, 2014 relating to the share option issued during the years ended March 31, 2014 and 2013.

The fair values of options granted during the years ended March 31, 2017, 2016, 2014 as mentioned above, were determined using appropriate pricing model that takes into account following factors and assumptions specific to the share incentive plans along with other external inputs:

•	Expected volatility was determined based on historical volatility of entities in similar industry following a comparable period in their lives.

•	Similarly, expected exercise period of the option has been taken as a period over which share price will be twice of the exercise price which is based on industry average considering the Group do not have any historical pattern for exercise of share option.

•	Dividend yield is taken as zero as the Group does not intend to pay dividends in the foreseeable future.

•	The risk-free rate is the rate associated with a risk-free security.

Grant date	July 15, 2016	July 7, 2015
Fair value of the option using appropriate model	$2.27	$5.14
Fair value of shares at grant date	$7.48	$11.47
Exercise price	$10.00	$10.00
Exercise multiple	2.5	2.5
Expected time to exercise (years)	-	3.4
Expected volatility	28.89%	27.00%
Total life of Options	10	10
Dividend yield	0%	0%
Risk-free interest rate	1.56%	2.26%